Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Staff costs
Wages, salaries and similar expenses	$ 208,317	$ 263,794		$ 221,341
Pension plan contributions	12,787	12,084		13,582
Employee benefit costs	63,925	62,984		65,112
Staff costs	$ 285,029	$ 338,862	[1]	$ 300,035	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.